Borrowings - Senior and Ship Mortgage Notes Navios Holdings and Navios Logistics (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		10 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Oct. 31, 2016	Dec. 31, 2017
Debt Instrument [Line Items]
Amount used for repayment of debt			$ 19,342
Gain/ (Loss) on bond and debt extinguishment	$ 0	$ 1,715	0	$ 1,715
Navios Logistics
Debt Instrument [Line Items]
Face amount at issuance date	162,715		$ 162,715
Navios Logistics | Minimum
Debt Instrument [Line Items]
Maturity date			Sep. 30, 2021
Navios Logistics | Maximum
Debt Instrument [Line Items]
Maturity date			Nov. 30, 2024
2022 Senior Secured Notes
Debt Instrument [Line Items]
Face amount at issuance date	$ 305,000		$ 305,000
Issuance date/Date of agreement			Nov. 21, 2017
Debt instrument, issuance price percentage			97.00%
Fixed interest rate	11.25%		11.25%
2022 Senior Secured Notes | On or after November 21, 2017
Debt Instrument [Line Items]
Redemption price percentage			108.438%
Senior Notes due 2019
Debt Instrument [Line Items]
Face amount at issuance date	$ 350,000		$ 350,000
Issuance date/Date of agreement			Jan. 28, 2011
Fixed interest rate	8.125%		8.125%
Repurchase of notes					$ 58,906
Repurchase of senior notes - cash consideration					30,671
Gain/ (Loss) on bond and debt extinguishment					$ 27,670
2022 Notes
Debt Instrument [Line Items]
Face amount at issuance date	$ 650,000		$ 650,000
Issuance date/Date of agreement			Nov. 29, 2013
Amount oustanding	$ 650,000		$ 650,000			$ 650,000
Fixed interest rate	7.375%		7.375%
2022 Notes | On or after January 15, 2017
Debt Instrument [Line Items]
Redemption price percentage			105.531%
2022 Notes | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage			101.00%
2022 Logistics Senior Notes
Debt Instrument [Line Items]
Amount oustanding	$ 375,000		$ 375,000			$ 375,000
2022 Logistics Senior Notes | Navios Logistics
Debt Instrument [Line Items]
Face amount at issuance date	$ 375,000		$ 375,000
Issuance date/Date of agreement			Apr. 22, 2014
Fixed interest rate	7.25%		7.25%
Maturity date			May 01, 2022
Maximum dividend percentage			6.00%
2022 Logistics Senior Notes | Navios Logistics | On or after May 1, 2017
Debt Instrument [Line Items]
Redemption price percentage			105.438%
2022 Logistics Senior Notes | Navios Logistics | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage			101.00%